Label	Element	Value
BTD Capital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BTD Capital Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BTD Capital Fund (DIP)
(the “Fund”)

April 10, 2023

Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”),
each dated December 9, 2022
Effective on May 1, 2023, the Fund will transfer its primary listing to the New York Stock Exchange and will no longer be listed on the NYSE Arca, Inc. All references in the Fund’s Summary Prospectus, Prospectus, and SAI to the Fund’s shares being listed on the NYSE Arca, Inc. will be changed to refer to the New York Stock Exchange.
Supplement Closing [Text Block]	ck0001540305_SupplementClosing	Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI for future reference.
BTD Capital Fund | BTD Capital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DIP